Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income/(loss) for the year	$ 34,253,365	$ (35,123,208)	$ 11,984,485
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	27,814,901	37,125,903	37,455,093
Amortization of deferred finance charges	855,472	1,157,804	698,364
Amortization of operating lease right-of-use assets	104,168	89,638	473,132
Share based compensation	610,788	610,788	0
Change in fair value of derivatives	(1,964,307)	(240,153)	(38,561)
Equity earnings in joint ventures	(10,862,687)	(8,326,701)	(2,709,984)
Dividends received from joint ventures	9,486,900	0	0
Impairment loss	3,167,034	44,616,214	3,857,307
Net loss on sale of vessels	408,637	304,210	1,134,854
(Increase)/decrease in
Trade and other receivables	(2,675,772)	(977,005)	874,825
Other current assets	28,470	10,624	(191,362)
Claims receivable	(500,249)	57,895	193,670
Inventories	(819,065)	644,079	(1,239,395)
Changes in operating lease liabilities	(104,168)	(89,638)	(473,132)
Advances and prepayments	(43,532)	(100,482)	(32,444)
Increase/(decrease) in
Balances with related parties	2,185,408	(3,231,923)	1,617,032
Trade accounts payable	3,328,208	262,569	761,193
Accrued liabilities	1,775,447	557,086	(2,403,644)
Deferred income	(486,805)	3,690,981	151,663
Net cash provided by operating activities	66,562,213	41,038,681	52,113,096
Cash flows from investing activities
Insurance proceeds	380,760	0	0
Vessels' acquisitions, advances for vessels under construction and improvement of vessels	(24,230,937)	(25,224,746)	(48,121,422)
Proceeds from sale of vessels, net	25,027,379	7,795,790	5,264,768
Increase in short-term investments	(26,500,000)	0	0
Investment in joint ventures	0	(3,348,675)	(41,998,500)
Return of investments from joint ventures	8,066,100	1,530,000	26,781,000
Advances to joint ventures	0	0	(29,245)
Advances from joint ventures	0	0	29,245
Net cash used in investing activities	(17,256,698)	(19,247,631)	(58,074,154)
Cash flows from financing activities
Stock repurchase	0	0	(3,880,930)
Deferred finance charges paid	(534,600)	(1,463,766)	(538,004)
Advances from joint ventures	4,428,713	0	1,841,380
Advances to joint ventures	(5,565,396)	0	(5,841,672)
Customer deposits paid	0	(600,000)	0
Loan repayments	(83,579,825)	(173,012,428)	(41,804,846)
Proceeds from long-term debt	59,400,000	150,650,000	27,105,000
Cash retained by Imperial at spin-off	0	(4,704,521)	0
Net cash used in financing activities	(25,851,108)	(29,130,715)	(23,119,072)
Net (decrease)/increase in cash and cash equivalents and restricted cash	23,454,407	(7,339,665)	(29,080,130)
Cash and cash equivalents and restricted cash at beginning of year	45,700,537	53,040,202	82,120,332
Cash and cash equivalents and restricted cash at end of year	69,154,944	45,700,537	53,040,202
Cash breakdown
Cash and cash equivalents	55,770,823	31,304,151	38,242,411
Restricted cash, current	2,519,601	2,198,775	1,308,971
Restricted cash, non-current	10,864,520	12,197,611	13,488,820
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	69,154,944	45,700,537	53,040,202
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	9,760,448	8,607,590	12,905,065
Non cash investing activity – Vessels	135,481	217,570	387,220
Non cash financing activity – Deferred finance charges	165,666	0	32,464
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	$ 0	$ 57,162,103	$ 0